Share Capital and Other Components of Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Share Capital and Other Components of Equity
12.	SHARE CAPITAL AND OTHER COMPONENTS OF EQUITY

a)	Authorized

•	An unlimited number of Common shares, with no par value, with one vote per share.

•	An unlimited number of Preferred shares, with no par value.

b)	Issued (Common Shares)
Capital transactions which took place during the year ended December 31, 2024 are as follows:

i)
During the year ended December 31, 2024, 80,243 common shares were issued on the exercise of warrants for gross proceeds of $337,816. The weighted average market share price during the period in which these warrants were exercised was CDN$5.50. On exercise, $214,125 was transferred from additional paid-in
capital to share capital.

ii)
During the year ended December 31, 2024, 18,760 common shares were issued on the exercise of options for gross proceeds of $25,245. The weighted average market share price during the period in which these options were exercised was CDN$4.71. On exercise, $15,904 was transferred from additional paid-in
capital to share capital.

iii)
On March 15, 2024, the Company closed an overnight marketed public offering (the “Offering”). Pursuant to the Offering, the Company issued 8,260,435 common shares at a price of CDN$4.10 for aggregate gross proceeds of $25,026,073, which includes the issuance of 943,435 Shares upon exercise of the over-allotment option.

As consideration for the services rendered by the Underwriter in connection with the Offering, the Company paid the Underwriters a cash commission of $1,501,564 which is equal to 6% of the gross proceeds raised under the Offering. An additional $309,652 in legal and agents’ expenses were also paid to the Underwriters. The Company incurred an additional $361,466 in share issuance costs associated with the Offering.
Capital transactions (Common shares) which took place during the year ended December 31, 2025, are as follows:

iv)
During the year ended December 31, 2025, 879,900 common shares were issued on the exercise of warrants for gross proceeds of $1,527,834. On exercise, $258,095 was transferred from additional paid-in
capital to share capital.

v)
During the year ended December 31, 2025, 186,340 common shares were issued on the exercise of options for gross proceeds of $639,597. On exercise, $481,585 was transferred from additional paid-in
capital to share capital.

vi)
During the year ended December 31, 2025, 45,000 common shares were issued on the settlement of restricted share units (“RSUs”). On settlement, $281,711 was transferred from additional paid-in
capital to share capital. These RSUs were issued in lieu of cash for services provided by non-employees
during the year ended December 31, 2025.

vii)
During the year ended December 31, 2025, 550,0000 common shares were issued on the conversion of preferred shares. On the conversion, $1,966,898 was transferred from preferred share capital to share capital.

b)	Issued (Common Shares)

viii)
On September 24, 2025 the Company closed a public offering (the “Public Offering”). Pursuant to the Public Offering, the Company issued 14,636,363 common shares at a price of $5.50 for aggregate gross proceeds of $80,499,997, which includes the issuance of 1,909,090 common shares upon exercise of the over-allotment option.

As consideration for the services rendered by the Underwriter in connection with the Public Offering, the Company paid the Underwriter cash commission of $5,635,000 (equal to 7% of the gross proceeds raised under the Public Offering) in addition to $200,000 in legal and agents’ expenses. The Company incurred an additional $773,888 in share issuance costs associated with the Public Offering.

c)	Issued (Preferred Shares)
On October 31, 2024, the Company issued convertible preferred shares in a non-brokered
private placement. Pursuant to the Convertible Preferred Share Offering, the Company issued 8,905,638 convertible preferred shares (“Preferred Shares”) at a price of CDN$5.00 for aggregate gross proceeds of $31,997,837 (CDN$44,528,190).
The Company paid $242,116 (CDN$336,928) in legal expenses and an additional $50,502 ($70,279) in listing fees were paid in association with the Preferred Share Offering. Each Preferred Share is convertible at the option of the holder at any time into one common share without additional consideration.
The Preferred Shares would also mandatorily convert into common shares on a one-to-one
basis, without additional consideration, upon the earliest of: (i) the common shares of the Company trade at a price of $15.00 per common share on the Toronto Stock Exchange or the Nasdaq Stock Market LLC based on an average daily trading volume of at least 50,000 common shares during the rolling six-month
period, or (ii) the holders of the Preferred Shares representing 75% of the outstanding Preferred Shares vote or consent to convert all outstanding Preferred Shares, in the event a liquidating event such as an amalgamation, arrangement, merger, reorganization or similar transaction occurs, provided that the conversion ratio will not be adjusted unless the Company receives all necessary TSX and shareholder approvals.
The Preferred Shares have a redemption feature that is subject to the occurrence of certain events, all of which are in the control of the Company. Accordingly, the Preferred Shares are classified as permanent equity.
The Preferred Shares will not initially be entitled to any dividends. Following the third anniversary of closing of the Private Placement, and subject to shareholder approval, any unconverted Preferred Shares will be entitled to a quarterly dividend equal to 1.5% (6% annually) of the original issue price, payable in additional Preferred Shares (the “PIK Preferred Shares”). If shareholder approval for the PIK Preferred Shares is not obtained by the third anniversary of closing, the quarterly dividends will be paid in cash at a rate of 2% (8% annually). No dividends will be payable on Common Shares while any Preferred Shares remain issued and outstanding. The Preferred Shares were not issued at a discount, so the impact of this feature is limited to the amounts allocable to common shareholders in calculating earnings per share.

d)	Omnibus Incentive Plan
The 2025 Omnibus Incentive Plan (the “Omnibus Plan”), initially approved by the Board of Directors on February 17, 2025 (later amended on April 25, 2025) was ratified by Shareholders on June 2, 2025. The Omnibus Plan provides for the grant of options, stock appreciation rights, restricted stock, restricted stock units, deferred stock units, performance awards, other stock-based awards and cash-based awards (each an “Award” and collectively, the “Awards”) at the discretion of the Board of Directors. The number of Common Shares available for issuance under the Omnibus Plan is a rolling maximum number equal to 18.5% of the issued and outstanding Common Shares. The Omnibus Plan is considered to be an “evergreen” plan as Common Shares covered by Awards which have been exercised or settled, as applicable, will be available for subsequent grant under the Omnibus Plan and the number of Awards that may be granted under the Omnibus Plan increases if the total number of issued and outstanding Common Shares increases.

i)	Options
Options granted under the Omnibus Plan have lives of up to ten years from the date of grant. The vesting schedule of all granted options is determined at the discretion of the Board. Unless otherwise determined by the Board, in its sole discretion, all grants of options will vest either immediately or over a three-year period, with the first twenty-five percent (25%) of the Options vesting on the date of grant, and the remaining options vesting over the following thirty-six-month
period in three equal instalments on an annual basis.

ii)	Option Re-Pricing
258,450 (vested and unvested) with exercise prices ranging from CDN$6.75 to CDN$8.00 were repriced to CDN$5.05. All other terms of these stock option grants were unchanged. As a result of this repricing, the Company recognized additional share-based payments of $120,082

iii)	Outstanding Options
The following table summarizes the Company’s option transactions:

	Number of Options	Weighted Average Exercise Price (CDN$)
Outstanding, December 31, 2023	3,518,250	6.27
Exercised	(18,760)	1.90
Cancelled	(220,500)	5.15
Granted	2,028,880	4.10

Outstanding, December 31, 2024	5,307,870	5.50
Exercised	(186,340)	4.78
Cancelled	(763,375)	6.93
Expired	(238,750)	8.00
Granted	3,343,200	7.13

Outstanding, December 31, 2025	7,462,605	$5.93

Share-based payments related to options for the year ended December 31, 2025, were $7,886,098 (2024 - $3,223,464) (See Note 13 – General & Administrative Expenses and Note 14 – Research & Development Expenses for breakdown by function).

Grant Date	Options Outstanding (1)	Options Exercisable	Exercise Price (CDN$)	Expiry Date	Remaining Contractual Life (years)
Mar 5, 2018	293,500	293,500	$8.00	Mar 5, 2028	2.18
Mar 5, 2018 (2)	28,750	28,750	$5.05	Mar 5, 2028	2.18
Mar 9, 2021	521,250	521,250	$8.00	Mar. 9, 2031	5.20
Mar 9, 2021 (2)	103,750	103,750	$5.05	Mar. 9, 2031	5.20
May 3, 2021	257,000	257,000	$8.00	May 3, 2031	5.34
Dec 9, 2021	60,000	60,000	$2.02	Dec 9, 2031	5.94
Mar 31, 2022	330,990	330,990	$1.90	Mar 31, 2032	6.25
Dec 9, 2022	694,300	694,300	$3.85	Dec 9, 2032	6.95
May 18, 2023	180,000	135,000	$6.84	May 18, 2033	7.38
May 30, 2023 (2)	17,200	12,900	$5.05	May 30, 2033	7.42
Sep 27, 2023 (2)	60,000	45,000	$5.05	Sep 27, 2033	7.75
May 13, 2024	1,401,665	899,600	$3.96	May 13, 2034	8.37
May 28, 2024	50,000	50,000	$3.82	May 28, 2034	8.41
Aug 9, 2024	70,000	45,000	$3.48	Aug 9, 2034	8.61
Dec 10, 2024	90,000	90,000	$4.66	Dec 10, 2034	8.95
Mar 25, 2025	1,112,000	518,000	$5.14	Mar 25, 2035	9.24
May 13, 2025	311,250	213,750	$5.42	May 13, 2035	9.37
Dec 15, 2025	1,880,950	560,238	$8.63	Dec 15, 2035	9.96

	7,462,605	4,859,028	$5.93		8.04

(1)	Options granted prior to June 2, 2025 were granted under the Company’s former Employee Stock Option Plan (“ESOP”) which was replaced by Omnibus Incentive Plan.

(2)	Options were repriced to $5.05 effective June 2, 2025 (see Note 12(d)(ii) above for further details).
As of December 31, 2025, the unrecognized stock-based compensation expense related to the non-vested
stock options was $6,468,107, which is expected to be recognized over a weighted-average period of 2.76 years.

The share-based compensation expense was determined based on the fair value of options at the date of measurement using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
Options granted during the year ended	2025	2024
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	70.38%	78.00%
Weighted average risk-free interest rate	2.91%	3.58%
Weighted average expected option life	5.61 years	5.57 years
Weighted average share price (CDN$)	$7.12	$4.13
Weighted average exercise price (CDN$)	$7.13	$4.13
Weighted average fair value of options granted (CDN$)	$4.45	$2.62

iv)	Restricted Share Units
Restricted share units (“RSU”) granted under the Omnibus Plan have lives of up to ten years from the date of grant. The vesting schedule of all granted is determined at the discretion of the Board. Unless otherwise determined by the Board, in its sole discretion, all grants of RSU will vest immediately or over a three-year period, with the first twenty-five percent (25%) of the RSU vesting on the date of grant, and the remaining RSU vesting over the following three year period in three equal instalments on an annual basis. Vesting of RSU is subject to continued service on each vesting date. Upon vesting, each RSU entitles the holder to receive one common share.

v)	Outstanding Restricted Share Units
The following table summarizes the Company’s RSU transactions:

	Number of RSUs	Weighted Average Grant Date Fair Value (CDN$)
Outstanding, December 31, 2024	—	—
Granted	1,254,600	8.64
Settled	(45,000)	8.78

Outstanding, December 31, 2025	1,209,600	8.63

Share-based payments for the year ended December 31, 2025, were $870,009 (2024 - $nil) (See Note 13 – General & Administrative Expenses and Note 14 – Research & Development Expenses for breakdown by function).

The following table summarizes the Company’s RSU transactions:

Grant Date	RSUs Outstanding	RSUs Redeemable	Weighted Average Grant Date Fair Value (CDN$)	Expiry Date	Remaining Contractual Life (years)
Dec 15, 2025	1,209,600	797,400	$8.63	Dec 15, 2035	9.96
	1,209,600	797,400	$8.63		9.96
As of December 31, 2025, the unrecognized stock-based compensation expense related to the non-restricted share units was $2,521,750, which is expected to be recognized over a weighted-average period of 2.96 years.

e)	Warrants
The following table summarizes the Company’s warrant transactions:

	Number of warrants	Weighted average exercise price (CDN$)
Outstanding December 31, 2023	9,119,330	$5.49
Exercised	(80,243)	5.61
Expired	(231,110)	5.88

Outstanding December 31, 2024	8,807,977	$5.48
Exercised	(879,900)	2.46
Granted	100,500	0.75

Outstanding December 31, 2025	8,028,577	5.75

As at December 31, 2025, the following warrants were outstanding:

Expiry date	Exercise price (CDN$)	Remaining contractual life (years)	Warrants outstanding and exercisable
120 days after holder to be a Director/ Officer or consultant	$0.7572	N/A	243,421
120 days after former spouse ceases to be a Director/ Officer or consultant	0.7572	N/A	137,500
120 days after holder ceases to be a Director/ Officer or consultant (1)	0.4984	N/A	215,000
March 9, 2026 (Note 21 – Subsequent Events)	11.20	0.44	2,826,024
April 20, 2026	3.00	0.55	4,517,350
April 20, 2026	2.05	0.55	50,054
April 29, 2026	11.20	0.58	39,228

	$5.75		8,028,577

(1)
Represents warrants to acquire 215,000 units consisting of one Common Share and one additional warrant at an exercise price of $0.75CDN. These underlying warrants expire two years from the date of exercise of the primary warrant.

f)	Class B Non-Voting shares
On January 31, 2021, the Company entered into a contribution agreement with the Chief Scientific Officer of  the Company, and certain of the Company’s subsidiaries (the “Contribution Agreement”). Pursuant to the Contribution Agreement, the Company acquired AMDM Holdings Inc., a corporation wholly-owned by the Chief Scientific Officer, which held 5% of the equity interest in the Company’s subsidiary, Eupraxia USA. In exchange, the Company issued to the Chief Scientific Officer 225 non-voting
Class B shares (the “Class B Shares”) in Eupraxia Pharma Inc. representing 5% of the outstanding securities of Eupraxia Pharma. The Company holds the remaining 95% of such securities, which consists of 4,275 voting Class A shares.
Each Class B Share is exchangeable into common shares of the Company based on an exchange rate of 2,500 common shares for each Class B Share, subject to adjustments upon the occurrence of certain events, for a total of 562,500 common shares. The Class B Shares are exchangeable by the Chief Scientific Officer at her election, provided that the Company may force the exchange of the Class B Shares into common shares of the Company at any time on or after January 31, 2031, or on or after January 31, 2026, if the Company is listed on a stock exchange and is a reporting issuer in Canada at such time. The Company may also force the exchange of the Class B Shares into common shares if there is a change of control transaction involving the Company, a change in law which makes the exchange necessary or desirable or if there are a de minimis
number of Class B Shares outstanding. If the Company is listed on a stock exchange at the time of the applicable exchange, the Company may elect to pay the Chief Scientific Officer cash in lieu of issuing common shares, with such cash amount to be determined based on the then current market price of the common shares of the Company.

g)	Earnings (loss) per Share
The Company reported net losses for each of the years ended December 31, 2025 and 2024, and therefore excluded all potentially dilutive outstanding securities (warrants, stock options and RSU) from the computation of diluted net loss per common share as their inclusion would have had an anti-dilutive effect. As a result of the Preferred Shares being classified as increasing rate preferred stock with dividends not being declared until the third anniversary of closing of the Private Placement, the Company has calculated an implied dividend in determining the loss attributable to common shareholders. The impact on loss per share on the Consolidated Statements of Operations and Comprehensive Loss is as follows:

Year ended December 31,	2025	2024
Loss attributable to the Owners of the Company	$(38,576,143)	$(25,502,536)
Less: implied dividend on Preferred Shares	2,530,843	425,557

Adjusted Loss attributable to the Owners of the Company	(41,106,986)	(25,928,093)
Weighted average shares outstanding - basic and diluted	39,956,133	33,930,575

Loss per Share - Basic and Diluted (Owners of the Company)	$(1.03)	$(0.76)